OTHER OPERATING (EXPENSES)/INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other operating income and expenses

				Consolidated
	Ref.	12/31/2025	12/31/2024	12/31/2023
Other operating income
Receivables by indemnity		45,591	78,322	12,608
Rentals and leases		30,406	25,961	20,730
Dividends receivable		1,693	1,436	1,039
Contractual fines		(126,387)	(211,700)	4,356
Tax recuperation		160,387	1,676	249,852
Updated shares – Fair value through profit or loss				(15,963)
Gain on sale of investments (2)			8,451	114,763
Other revenues		58,647	118,966	62,631
		170,337	23,112	450,016
Other operating expenses
Taxes and fees		(133,854)	(278,289)	(106,771)
Expenses with environmental liabilities, net		(10,739)	(48,870)	(18,031)
Net reversals/(expenses) on legal proceedings (1)		214,959	(270,326)	(12,441)
Depreciation of investment properties, idle equipment and amortization of intangible assets	28	(174,511)	(95,378)	(80,924)
Reversals/(Estimated write-offs or losses) in property, plant and equipment, intangible assets and investment properties, net of reversals	10.d, 11 and 12	(102,480)	(62,996)	(122,894)
(Losses)/Estimated reversals in inventories		(684,415)	(284,557)	(655,055)
Idleness in stocks and paralyzed equipment		(442,533)	(234,461)	(296,819)
Studies and project engineering expenses		(84,600)	(57,129)	(58,303)
Healthcare plan expenses		(65,374)	(40,269)	(36,147)
Realized cash flow hedge	15.b	(516,568)	211,506	(1,144,335)
Pension plan expense		(55,273)	(44,529)	(59,411)
Other expenses		(198,432)	(383,308)	(496,045)
		(2,253,820)	(1,588,606)	(3,087,176)
Other operating income (expenses), net		(2,083,483)	(1,565,494)	(2,637,160)
(1)	In the Consolidated, net financial income includes the reversal of a provision in the amount of R$ 493,347 thousand related to a lawsuit for which the risk classification was altered from probable to possible according to a reassessment carried out by the Company's legal advisors given current jurisprudential understanding on the subject (see note 22).

(2)	The effect of the gain on the sale of investments was neutralized through changes in equity investment earnings (see note 10).